STOCK OPTIONS AND RESTRICTED STOCK	12 Months Ended
Dec. 31, 2012
STOCK OPTIONS AND RESTRICTED STOCK
STOCK OPTIONS AND RESTRICTED STOCK

Note 17—STOCK OPTIONS AND RESTRICTED STOCK

        The Company has adopted a stock option plan whereby shares have been reserved for issuance by the Company upon the grant of stock options or restricted stock awards. At December 31, 2012 and 2011, the Company had 307,779 and 340,640 shares, respectively, reserved for future grants. The 350,000 shares reserved were approved by shareholders at the 2011 annual meeting. The plan provides for the grant of options to key employees and directors as determined by a stock option committee made up of at least two members of the board of directors. Options are exercisable for a period of ten years from date of grant.

        Stock option transactions for the years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding December 31, 2010	188,441	13.28	1.70	$—

Forfeited	(113,419)	9.30

Outstanding December 31, 2011	75,022	19.69	3.03	$—

Forfeited	—	—

Outstanding, December 31, 2012	75,022	19.69	2.03	$—

        Stock options outstanding and exercisable as of December 31, 2012 are as follows:

Range of Exercise Prices Low/High	Number of Option Shares Outstanding and Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$12.35	1,619	0.95	$12.35
$14.21 / $16.70	9,903	2.26	14.46
$19.00 / $22.50	63,500	2.02	20.22

	75,022	2.03	$19.29

        In 2012, each non-employee director received 604 common shares of restricted stock in connection with their overall compensation plan. A total of 7,852 shares were issued to these directors at a value of $8.27 per share. All of these shares vested on January 1, 2013.

        In 2012, 25,009 restricted shares were issued to executive officers in connection with the Bank's incentive compensation plan. The shares were valued at $8.27 per share and cliff vest on May 15, 2015. The assumption used in the calculation of these amounts for the awards granted in 2012 is based on the price of the Company's common stock on the grant date.

        Warrants to purchase 107,500 shares at $5.90 per share were issued in connection with the issuing of subordinated debt on November 15, 2011. (See Note 13-Junior Subordinated Debt)